Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Deposits	$ 667	$ 889
Other prepaid amounts	1,317	811
Total	$ 1,984	$ 1,700